Organization and Basis of Presentation - Reorganization, IPO and Expense Allocations (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended		12 Months Ended
	Aug. 09, 2016	Apr. 01, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Threshold of U.S. non-branch assets of foreign banking organization which will require a U.S. intermediate holding company			$ 50,000.0
BNP Paribas | First Hawaiian, Inc.
Subsidiary, Sale of Stock [Line Items]
Outstanding common stock owned (as a percent)	83.00%
Reorganization Transactions on April 1, 2016 | BancWest Corporation | Bank of the West | BancWest Holding
Subsidiary, Sale of Stock [Line Items]
Ownership prior to transactions (as a percent)		100.00%
Reorganization Transactions on April 1, 2016 | First Hawaiian Bank
Subsidiary, Sale of Stock [Line Items]
Expenses allocated to subsidiary			$ 5.8	$ 13.1	$ 18.8	$ 8.7
Initial public offering | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued	24,250,000
Offering price (in dollars per share)	$ 23.00
Underwriters’ option | Common Stock
Subsidiary, Sale of Stock [Line Items]
Shares issued	3,163,043